Secured Term Loan Facilities and Revolving Credit Facility (Tables)	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Schedule of Annual Principal Payments to Term Loans and Revolving Credit Facilities

The table below represents the annual principal payments to be made under our term loans and revolving credit facilities after December 31, 2016:

	December 31, 2015 (in thousands)	December 31, 2016 (in thousands)
Due within one year	$61,979	$81,128
Due in two years	171,002	188,586
Due in three years	120,989	41,823
Due in four years	16,979	99,948
Due in five years	75,103	31,823
Due in more than five years	59,242	185,564

Total secured term loan facilities and revolving credit facility	$505,294	$628,872
Less: current portion	61,979	81,128

Secured term loan facilities and revolving credit facility, non-current portion	$443,315	$547,744

Schedule of Breakdown of Secured Term Loan Facilities and Total Deferred Financing Costs Split Between Current and Non-Current Liabilities

The following table shows the breakdown of secured term loan facilities and total deferred financing costs split between current and non-current liabilities at December 31, 2016 and December 31 2015:

	December 31, 2015	December 31, 2016
	(in thousands)
Current Liability
Current portion of long-term debt	$(61,979)	$(81,128)
Less: current portion of deferred financing costs	2,955	2,664

Current portion of secured term loan facility, net of deferred financing costs	$(59,024)	$(78,464)

Non-Current Liability
Secured term loan facilities net of current portion	$(443,315)	$(547,744)
Less: non-current portion of deferred financing costs	7,184	7,064

Non-current secured term loan facilities, net of current portion and non-current deferred financing costs	$(436,131)	$(540,680)